SHARE-BASED COMPENSATION - Summary of activity of stock Options granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock options [Member]
Number of shares
Balance at the beginning of the period (in shares)	139,094,101
Exercised (in shares)	(128,490)
Forfeited (in shares)	(12,225)
Balance at the end of the period (in shares)	138,953,386	139,094,101
Exercisable, at the end of the period (in shares)	124,046,160
Vested and expected to vest, at the end of the period (in shares)	14,907,226
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)	$ 0.06
Exercised (in dollars per share)	0.06
Forfeited (in dollars per share)	0.06
Balance at the end of the period (in dollars per share)	0.06	$ 0.06
Exercisable, at the end of the period (in dollars per share)	0.06
Vested and expected to vest, at the end of the period (in dollars per share)	0.06
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)	0.64
Exercised (in dollars per share)	0.27
Forfeited (in dollars per share)	0.36
Balance at the end of the period (in dollars per share)	0.64	0.64
Kaixin Stock Options [Member]
Weighted average grant date fair value
Granted (in dollars per share)	$ 3.21	$ 2.94